Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other non-current assets [Abstract]
Other Non-Current Assets
	December 31,
	2017	2018
Other non-current assets	$44,869	$4,088
	$44,869	$4,088